Stock-Based Compensation - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			$ 29,925	$ 16,043	$ 10,763
2015 Performance Based Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting date			Sep. 30, 2015
Stock-based compensation expense			$ 5,900
2012 Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested period of award shares			4 years
Number of shares of common stock with accelerated vesting			2,167,870
Number of shares of common stock with modified vesting			3,574,637
Number of shares of common stock fully vested			2,580,271
Number of shares of common stock with modified vesting that vest as vesting schedule of time-based stock awards			994,366
Aggregate stock-based compensation expense			$ 1,400
Common stock issued			$ 2,400
2012 Restricted Stock Awards [Member] | Time-Based Vesting Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate stock-based compensation expense					6,500
2012 Restricted Stock Awards [Member] | Performance-Based Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate stock-based compensation expense					$ 1,400
Chief Executive Officer [Member] | 2015 Performance Based Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award shares granted for vesting	195,881	0
Vesting terms of award shares			Award Shares may be earned during each calendar quarter during the Performance Period (each, a “Performance Quarter”) if the Company achieves a threshold, target or maximum level of the performance metric for the Performance Quarter. If the performance metric is less than the threshold level for a Performance Quarter, no Award Shares will be earned during the Performance Quarter. Award Shares that were not earned during a Performance Quarter may be earned later during the then current twelve-month period from July 1st to June 30th during the Performance Period (each, a “Performance Year”) at a threshold, target or maximum level of the performance metric for the Performance Year. No Award Shares were earned for the Performance Quarter ending September 30, 2015 because the threshold level for the performance metric was not met. Approximately 195,881 Award Shares were earned for the Performance Quarter ending December 31, 2015 because the target level for the performance metric was met.
Chief Executive Officer [Member] | Performance-Based Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested period of award shares			3 years
Award shares granted for vesting			3,693,754
2013 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future awards	18,000,000		18,000,000
Shares available for grant	5,119,592		5,119,592
Stock options vesting period			4 years
Award shares granted for vesting			4,582,728
Unrecognized stock-based compensation expense	$ 47,400		$ 47,400
Weighted average period to be recognized			2 years 6 months
2013 Stock Incentive Plan [Member] | Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period			4 years
2013 Stock Incentive Plan [Member] | Stock Option Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense	$ 30,100		$ 30,100
Weighted average period to be recognized			2 years 6 months
2011 Stock Incentive Plan [Member] | Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period			4 years